Property, plant and equipment - Additional Information (Details) € in Thousands	6 Months Ended
Jun. 30, 2022 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	€ 0
Disposals, property, plant and equipment	114
Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Disposals, property, plant and equipment	160
Right of use – Buildings | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Disposals, property, plant and equipment	158
Right of use – Buildings | Gross book value of tangible assets | Lease contract, Oberkampf Street
Disclosure of detailed information about property, plant and equipment [line items]
Disposals, property, plant and equipment	€ 200